INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Inventories

Amounts in R million	2025	2024

Consumable stores	285.1	250.7
Ore stockpiles	33.9	23.8
Gold in process	65.8	79.9
Finished inventories - Gold Bullion	137.8	105.6
Total inventories	522.6	460.0